Financial Instruments - Additional Information (Details) € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Contract liabilities	€ 227.6			€ 231.4
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities	84.1			€ 78.8
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553.2
Interest rate	3.50%		3.50%
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 642.3		$ 693.0			€ 700.6	$ 700.0
Repayments of non-current borrowings	€ 6.5	$ 7.0
Interest rate	2.50%		2.50%	3.00%	3.75%